Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 3,495	€ 3,495
Property, plant and equipment	42,537	4,325
Investment in associate	16,885	17,083
Deposits	1,410	1,158
Total non-current assets	64,327	26,061
Current assets
Trade receivables		6
Other receivables	1,451	1,775
Prepayments	9,891	12,415
Income taxes receivable	1,133	849
Cash and cash equivalents	690,355	277,862
Total current assets	702,830	292,907
Total assets	767,157	318,968
Equity
Share capital	6,384	5,659
Distributable equity	668,691	274,391
Total equity	675,075	280,050
Non-current liabilities
Lease liabilities	31,461
Total non-current liabilities	31,461
Current liabilities
Lease liabilities	4,841
Contract liabilities	2,156	6,902
Trade payables	21,235	19,740
Other payables	32,337	12,267
Income taxes payable	52	9
Total current liabilities	60,621	38,918
Total liabilities	92,082	38,918
Total equity and liabilities	€ 767,157	€ 318,968